UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Value Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2023

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Value Equity Fund, the Russell 1000 Value Index (the benchmark), and the S&P 500 Index for trailing periods ending April 30, 2023, were as follows:

	Trailing 6-Months	One Year	Three Years	Five Years	Seven Years	Ten Years	Fifteen Years	Twenty Years	Since Inception
LSV Value Equity Fund, Institutional Class Shares*	2.59%	1.16%	16.58%	5.71%	8.49%	9.22%	7.49%	9.18%	7.94%
Benchmark:
Russell 1000 Value Index	4.54%	1.21%	14.38%	7.75%	8.93%	9.13%	7.45%	8.77%	6.93%
Broad Market
S&P 500 Index	8.63%	2.66%	14.52%	11.45%	12.61%	12.20%	9.82%	10.02%	6.99%

* Month ended April 30, 2023.

Institutional Class Shares performance as of 3/31/23: -4.16% (1 year), 5.68% (5 year), 9.35% (10 year) and 7.96% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than one year are annualized; inception date is 3/31/99.

U.S. equities finished in positive territory over the past six months despite significant market volatility as resilient economic data and hopes for easier monetary policy from the Federal Reserve outweighed ongoing inflationary pressures and the turmoil surrounding the banking sector following the demise of Silicon Valley Bank. The S&P 500 Index was up 8.63% (in USD). Small cap stocks significantly underperformed large caps over the period as the Russell 1000 Index was up 8.01% while the Russell 2000 Index was down 3.45% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 1000 Value Index was up 4.54% while the Russell 1000 Growth Index was up 11.51% (both in USD). The LSV Value Equity Fund, Institutional Class Shares, was up 2.59% for the period. From a sector perspective, Communication Services, Information Technology and Materials stocks outperformed while the Energy, Financials and Health Care sectors lagged.

The portfolio’s deep value bias detracted significantly over the past six months as value stocks broadly underperformed amidst the pressure on the banking sector and decline in U.S. Treasury yields. Performance attribution further indicates that both stock and sector selection detracted over the period. Stock selection represented the bulk of the relative losses and were largely the result of the underperformance of deep value names within the Financials, Communication Services and Health Care sectors. Within Financials, holdings in the Regional Banks and Life & Health Insurance industries underperformed. In the Communication Services sector, not owning expensive names in the Interactive Media & Services industry detracted from relative returns. In the Health Care sector, names in the Health Care Services industry lagged while not owning expensive names in the Health Care Equipment industry also detracted. On the positive side, stock selection added value within the Industrials sector. From a sector perspective, relative losses were modest and primarily the result of our underweight position in the Communication Services sector. Top contributors for the period included our overweight positions in PulteGroup, Tri Pointe Homes, Triton International, FedEx, Merck, Molson Coors, Reliance Steel and Foot Locker. Our underweight to Bank of America and not owning Johnson & Johnson, Chevron, ConocoPhillips, Charles Schwab and First Republic also added value. The main individual detractors included our overweight positions in Lincoln National, Marathon Oil, HF Sinclair, APA Corp, NRG Energy, Regions Financial, Cigna, Bristol-Myers Squibb, Zions Bank and Amgen. Our underweight to Meta and not owning General Electric, Berkshire Hathaway and J.P. Morgan also detracted.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 9.4x forward earnings compared to 15.0x for the Russell 1000 Value, 1.7x book value compared to 2.4x for the Russell 1000 Value and 6.2x cash flow compared to 11.6x for the Russell 1000 Value. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary, Information Technology and Materials sectors while underweight Communication Services, Real Estate and Utilities.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid-cap equity universe.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2023	(Unaudited)

Sector Weightings †:

†   Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.5%)
Communication Services (6.1%)
AT&T	1,297,800	$22,932
Comcast, Cl A	508,300	21,028
Fox	164,500	5,471
Meta Platforms, Cl A*	63,100	15,164
TEGNA	112,950	1,932
Verizon Communications	415,400	16,130

		82,657

Consumer Discretionary (10.5%)
American Axle & Manufacturing Holdings*	625,400	4,471
Best Buy	80,000	5,961
BorgWarner	154,200	7,422
Capri Holdings*	53,500	2,220
Carter’s	79,100	5,519
Dick’s Sporting Goods	42,800	6,207
eBay	116,200	5,395
Foot Locker	204,400	8,583
Ford Motor	825,900	9,812
General Motors	384,800	12,714
Goodyear Tire & Rubber*	355,100	3,789
Group 1 Automotive	27,400	6,151
H&R Block	203,400	6,897
Harley-Davidson	229,000	8,496
Kohl’s	147,600	3,252
Macy’s	266,500	4,354
ODP*	149,300	6,451
PulteGroup	174,600	11,724
Tri Pointe Homes*	326,100	9,353
Upbound Group, Cl A	120,400	3,210
Whirlpool	62,700	8,752

		140,733

Consumer Staples (6.3%)
Altria Group	124,930	5,935
Conagra Brands	236,570	8,980
Energizer Holdings	124,000	4,145
Ingredion	69,800	7,411
JM Smucker	16,065	2,481

LSV Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Kraft Heinz	180,500	$7,088
Kroger	374,200	18,197
Molson Coors Beverage, Cl B	321,300	19,111
Tyson Foods, Cl A	81,100	5,068
Walgreens Boots Alliance	217,700	7,674

		86,090

Energy (7.5%)
APA	314,700	11,597
ExxonMobil	333,200	39,431
HF Sinclair	182,300	8,041
Marathon Oil	556,100	13,435
Marathon Petroleum	97,100	11,846
Phillips 66	98,540	9,755
Valero Energy	57,500	6,594
Vitesse Energy	26,245	483

		101,182

Financials (20.6%)
Aflac	142,500	9,954
Ally Financial	282,100	7,442
American Financial Group	37,500	4,602
American International Group	191,300	10,147
Ameriprise Financial	37,900	11,564
Annaly Capital Management	211,125	4,218
Bank of America	155,000	4,538
Bank of New York Mellon	338,400	14,412
BankUnited	118,900	2,681
Capital One Financial	64,600	6,286
Citigroup	382,600	18,009
Citizens Financial Group	194,200	6,009
CNO Financial Group	278,100	6,241
Discover Financial Services	57,800	5,981
Everest Re Group	15,000	5,670
Fifth Third Bancorp	153,100	4,011
First American Financial	118,800	6,844
Global Payments	39,400	4,441
Goldman Sachs Group	26,900	9,239
Hartford Financial Services Group	160,800	11,415
Huntington Bancshares	367,400	4,115
Jefferies Financial Group	223,000	7,143
KeyCorp	313,200	3,527
Lazard, Cl A	83,720	2,620
Lincoln National	141,000	3,064
M&T Bank	40,900	5,145
MetLife	133,800	8,206
MGIC Investment	484,200	7,200
Morgan Stanley	54,700	4,921
Navient	486,000	8,038
OneMain Holdings, Cl A	90,700	3,480
Piedmont Office Realty Trust, Cl A	376,265	2,449
Popular	68,600	4,117

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Financials (continued)
Radian Group	302,800	$7,349
Regions Financial	651,100	11,889
State Street	170,700	12,335
Stifel Financial	41,400	2,483
Voya Financial	82,800	6,332
Wells Fargo	375,000	14,906
Western Union	366,100	4,001
Zions Bancorp	104,000	2,897

		279,921

Health Care (17.2%)
AbbVie	34,600	5,229
Amgen	64,700	15,511
Biogen*	18,400	5,598
Bristol-Myers Squibb	375,200	25,052
Cardinal Health	106,100	8,711
Centene*	68,400	4,715
Cigna Group	51,300	12,994
CVS Health	171,600	12,580
DaVita*	64,800	5,855
Gilead Sciences	295,900	24,326
HCA Healthcare	32,200	9,252
Jazz Pharmaceuticals*	64,400	9,046
McKesson	36,800	13,404
Merck	326,000	37,643
Organon	134,600	3,315
Pfizer	575,000	22,362
Select Medical Holdings	130,300	3,974
United Therapeutics*	19,100	4,395
Universal Health Services, Cl B	37,700	5,668
Viatris, Cl W	517,700	4,830

		234,460

Industrials (10.8%)
AGCO	99,200	12,295
Alaska Air Group*	71,200	3,094
Allison Transmission Holdings	278,100	13,568
Cummins	50,100	11,776
Curtiss-Wright	9,900	1,681
Delta Air Lines*	133,800	4,591
Deluxe	165,400	2,506
EMCOR Group	44,200	7,558
FedEx	63,400	14,441
Hillenbrand	90,600	4,133
Huntington Ingalls Industries	20,300	4,094
Lockheed Martin	11,500	5,341
ManpowerGroup	92,400	6,996
Mueller Industries	102,200	7,343
Owens Corning	101,000	10,788
Ryder System	106,200	8,407
Snap-on	22,800	5,915
Textron	107,500	7,196
United Airlines Holdings*	127,400	5,580

LSV Value Equity Fund

	Shares	Value (000)
Industrials (continued)
Werner Enterprises	147,900	$6,680

		143,983

Information Technology (11.0%)
Amdocs	76,100	6,944
Amkor Technology	387,000	8,657
Applied Materials	45,100	5,098
Arrow Electronics*	102,200	11,695
Cisco Systems	386,200	18,248
Dell Technologies, Cl C	138,800	6,036
Diodes*	62,100	4,949
DXC Technology*	207,400	4,947
Flextronics International*	117,700	2,421
Hewlett Packard Enterprise	625,500	8,957
HP	464,000	13,785
Intel	369,600	11,480
International Business Machines	43,700	5,524
Jabil	66,300	5,181
Oracle	52,100	4,935
Qorvo*	29,700	2,735
QUALCOMM	47,600	5,560
Seagate Technology Holdings	47,200	2,774
Skyworks Solutions	31,010	3,284
Vishay Intertechnology	334,500	7,122
VMware, Cl A*	34,300	4,289
Xerox Holdings	290,800	4,557

		149,178

Materials (6.8%)
Berry Global Group	152,200	8,799
Chemours	157,900	4,590
Eastman Chemical	78,300	6,598
Graphic Packaging Holding	130,500	3,218
Huntsman	302,300	8,099
Ingevity*	87,600	6,285
International Paper	140,600	4,656
Louisiana-Pacific	23,330	1,394
LyondellBasell Industries, Cl A	57,100	5,402
O-I Glass, Cl I*	258,800	5,815
Reliance Steel & Aluminum	57,500	14,249
Silgan Holdings	89,500	4,409
Steel Dynamics	116,800	12,141
Trinseo	50,759	920
Westrock	183,800	5,501

		92,076

Real Estate (1.2%)
Highwoods Properties	149,300	3,422
Host Hotels & Resorts	237,200	3,836
Office Properties Income Trust	132,500	864
Service Properties Trust	262,429	2,302

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Real Estate (continued)
Simon Property Group	48,300	$5,473

		15,897

Utilities (1.5%)
NRG Energy	293,800	10,039
UGI	132,400	4,486
Vistra	285,700	6,817

		21,342

TOTAL COMMON STOCK (Cost $1,267,964)		1,347,519

	Face Amount (000)
Repurchase Agreement (0.1%)
South Street Securities 4.480%, dated 04/28/2023, to be repurchased on 05/01/2023, repurchase price $1,095 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,211, 1.250% - 3.625%, 11/30/2026 - 02/15/2053; total market value $1,116)	$1,095	1,095

TOTAL REPURCHASE AGREEMENT (Cost $1,095)		1,095

Total Investments – 99.6% (Cost $1,269,059)		$1,348,614

Percentages are based on Net Assets of $1,354,620(000).

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,347,519	$—	$—	$1,347,519
Repurchase Agreement	—	1,095	—	1,095

Total Investments in Securities	$1,347,519	$1,095	$—	$1,348,614

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2023	(Unaudited)

LSV Value Equity Fund

Assets:
Investments, at Value (Cost $1,269,059)	$1,348,614
Receivable for Investment Securities Sold	9,870
Dividends and Interest Receivable	2,166
Receivable for Capital Shares Sold	947
Prepaid Expenses	58

Total Assets	1,361,655

Liabilities:
Payable for Fund Shares Redeemed	3,605
Payable for Investment Securities Purchased	2,499
Payable due to Investment Adviser	620
Payable due to Administrator	67
Payable due to Distributor	54
Payable due to Trustees	21
Payable due to Chief Compliance Officer	10
Other Accrued Expenses	159

Total Liabilities	7,035

Net Assets	$1,354,620

Net Assets Consist of:
Paid-in Capital	$1,218,150
Total Distributable Earnings	136,470

Net Assets	$1,354,620

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($1,087,275 ÷ 44,972,883 shares)(1)	$24.18

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($267,345 ÷ 11,118,269 shares)(1)	$24.05

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2023	(Unaudited)

LSV Value Equity Fund

Investment Income:

Dividend Income	$23,448

Interest Income	73

Foreign Taxes Withheld	(8)

Total Investment Income	23,513

Expenses:

Investment Advisory Fees	4,155

Administration Fees	437

Distribution Fees - Investor Class	420

Trustees’ Fees	55

Chief Compliance Officer Fees	9

Transfer Agent Fees	105

Professional Fees	97

Printing Fees	46

Custodian Fees	46

Registration and Filing Fees	45

Insurance and Other Fees	70

Total Expenses	5,485

Less: Fees Paid Indirectly — (see Note 4)	(6)

Net Expenses	5,479

Net Investment Income	18,034

Net Realized Gain on Investments	48,179

Net Change in Unrealized Depreciation on Investments	(21,533)

Net Realized and Unrealized Gain on Investments	26,646

Net Increase in Net Assets Resulting from Operations	$44,680

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2023 (Unaudited) and for the year ended October 31, 2022

	LSV Value Equity Fund
	11/1/2022 to	11/1/2021 to
	04/30/2023	10/31/2022

Operations:

Net Investment Income	$18,034	$36,325

Net Realized Gain	48,179	169,205

Net Change in Unrealized Depreciation	(21,533)	(302,348)

Net Increase (Decrease) in Net Assets Resulting from Operations	44,680	(96,818)

Distributions

Institutional Class Shares	(159,277)	(162,639)

Investor Class Shares	(47,150)	(68,631)

Total Distributions	(206,427)	(231,270)
Capital Share Transactions:

Institutional Class Shares:

Issued	60,610	536,913

Reinvestment of Dividends and Distributions	157,376	160,173

Redeemed	(247,997)	(574,989)

Net Increase (Decrease) from Institutional Class Shares Transactions	(30,011)	122,097

Investor Class Shares:

Issued	51,607	302,490

Reinvestment of Dividends and Distributions	47,079	68,559

Redeemed	(208,074)	(536,045)

Net Decrease from Investor Class Shares Transactions	(109,388)	(164,996)

Net Decrease in Net Assets Derived from Capital Share Transactions	(139,399)	(42,899)

Total Decrease in Net Assets	(301,146)	(370,987)

Net Assets:

Beginning of Period	1,655,766	2,026,753

End of Year/Period	$1,354,620	$1,655,766

Shares Transactions:

Institutional Class:

Issued	2,433	18,732

Reinvestment of Dividends and Distributions	6,498	5,520

Redeemed	(9,964)	(20,771)

Total Institutional Class Share Transactions	(1,033)	3,481

Investor Class:

Issued	2,105	11,326

Reinvestment of Dividends and Distributions	1,957	2,380

Redeemed	(8,349)	(19,522)

Total Investor Class Share Transactions	(4,287)	(5,816)

Net Decrease in Shares Outstanding	(5,320)	(2,335)

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2023 (Unaudited) and for the years ended October 31,

												Ratio of
												Expenses to
												Average Net
												Assets	Ratio of
	Net		Realized and					Net				(Excluding	Net
	Asset		Unrealized		Dividends		Total	Asset		Net	Ratio of	Waivers,	Investment
	Value	Net	Gains		from Net	Distributions	Dividends	Value		Assets End	Expenses	Reimbursements	Income to	Portfolio
	Beginning	Investment	(Losses) on	Total from	Investment	from Realized	and	End of	Total	of Period	to Average	and Fees Paid	Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Gains	Distributions	Period	Return†	(000)	Net Assets	Indirectly)	Net Assets	Rate‡

LSV Value Equity Fund
Institutional Class Shares
2023*	$27.01	$0.31	$0.32	$0.63	$(0.60)	$(2.86)	$(3.46)	$24.18	2.58%	$1,087,275	0.66%	0.66%	2.43%	4%
2022	31.86	0.56	(1.63)	(1.07)	(0.59)	(3.19)	(3.78)	27.01	(4.00)	1,242,510	0.66	0.66	2.00	28
2021	22.35	0.54	10.39	10.93	(0.62)	(0.80)	(1.42)	31.86	50.55	1,354,981	0.66	0.66	1.83	9
2020	27.03	0.55	(3.87)	(3.32)	(0.59)	(0.77)	(1.36)	22.35	(13.22)	1,090,639	0.65	0.65	2.29	24
2019	27.04	0.59	1.08	1.67	(0.50)	(1.18)	(1.68)	27.03	7.35	2,783,225	0.65	0.65	2.28	18
2018	29.33	0.54	(0.85)	(0.31)	(0.51)	(1.47)	(1.98)	27.04	(1.52)	2,684,113	0.64	0.64	1.85	14
Investor Class Shares
2023*	$26.83	$0.28	$0.32	$0.60	$(0.52)	$(2.86)	$(3.38)	$24.05	2.45%	$267,345	0.91%	0.91%	2.23%	4%
2022	31.66	0.50	(1.65)	(1.15)	(0.49)	(3.19)	(3.68)	26.83	(4.26)	413,256	0.91	0.91	1.79	28
2021	22.24	0.46	10.34	10.80	(0.58)	(0.80)	(1.38)	31.66	50.16	671,772	0.91	0.91	1.59	9
2020	26.91	0.42	(3.79)	(3.37)	(0.53)	(0.77)	(1.30)	22.24	(13.43)	725,566	0.91	0.91	1.82	24
2019	26.87	0.53	1.08	1.61	(0.39)	(1.18)	(1.57)	26.91	7.11	293,465	0.90	0.90	2.05	18
2018	29.20	0.45	(0.84)	(0.39)	(0.47)	(1.47)	(1.94)	26.87	(1.78)	318,327	0.89	0.89	1.57	14

*	For the six-month period ended April 30, 2023. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2023	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the

1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

Notes to Financial Statements

April 30, 2023	(Unaudited)

assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the

Notes to Financial Statements

April 30, 2023	(Unaudited)

Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2023, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Fair Value of
		Non-Cash	Cash
	Repurchase	Collateral	Collateral
Counterparty	Agreement	Received(1)	Received(1)	Net Amount(2)
South Street Securities	$1,095	$1,095	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the

Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $437,393 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2023, the Fund incurred $419,912 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023, the Fund earned $5,812 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows (000):

Purchases	$61,712
Sales	$399,593

Notes to Financial Statements

April 30, 2023	(Unaudited)

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, reclass of Distributions and investments in publicly traded partnerships. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions paid during the year ended October 31, 2022 and 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain		Total
2022	$64,838	$166,432	$	231,270
2021	50,748	56,871		107,619

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$33,568
Undistributed Long-Term Capital Gain	164,941
Other Temporary Differences	(5)
Unrealized Appreciation	99,713

Total Distributable Earnings	$298,217

The fund has no capital loss carryforwards at October, 31, 2022.

During the year ended October 31, 2022, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,269,059	$231,810	$(152,255)	$79,555

8. Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium-and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those

Notes to Financial Statements

April 30, 2023	(Unaudited)

sectors. As a result, the Fund’s share price may fluctuate more widely

9.	Concentration of Shareholders:

At April 30, 2023, 42% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2023, 96% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	04/30/23	Ratios	Period*

LSV Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,025.80	0.66%	$3.32
Investor Class Shares	1,000.00	1,024.50	0.91	4.57

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.52	0.66%	$3.31
Investor Class Shares	1,000.00	1,020.28	0.91	4.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2023 to decide whether to renew the Agreement for an additional one-year term.

In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-003-2500

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023